UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, IL			60181
(Address of principal executive offices)			(Zip code)

SUSAN A. PICKAR President and Chief Executive Officer Plan Investment Fund, Inc. 2 Mid America Plaza, Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

Copy to: JOSEPH M. MANNON Vedder Price P. C. 222 North LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2016

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.
Item 2.	Code of Ethics.
Item 3.	Audit Committee Financial Expert.
Item 4.	Principal Accountant Fees and Services.
Item 5.	Audit Committee of Listed Registrants.
Item 6.	Schedule of Investments.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10.	Submission of Matters to a Vote of Security Holders.
Item 11.	Controls and Procedures.
Item 12.	Exhibits.

Item 1. Reports to Stockholders.

Annual Report
December 31, 2016

ADMINISTRATOR

BCS Financial Services Corporation
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(800) 621-9215

February 28, 2017

Dear Investors:

On behalf of the Board of Trustees, we are pleased to submit the 2016 Annual Report for Plan Investment Fund, Inc. (“PIF”).

PIF is available exclusively to Blue Cross and Blue Shield Plans and their affiliates. The two Ultrashort Duration Portfolios, the Government Portfolio, and the Money Market Portfolio provide the Blue System with a range of choices for overnight and short-term investment horizons. PIF’s Money Market Portfolio successfully converted to a floating net asset value on October 11, 2016, providing investors a prime money market fund with three net asset value strikes daily, all offering same day liquidity.

As always, please contact us with any comments or questions regarding PIF.

Sincerely,

Susan A. Pickar
President and Chief Executive Officer

Government Portfolio: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Money Market Portfolio: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher quality bonds generally offer less risk than longer term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Management’s Discussion of Fund Performance

Merganser Capital Management, LLC.

Plan Investment Fund, Inc. (“PIF”)

Ultrashort Duration Government Portfolio (“Government Portfolio”)

Ultrashort Duration Bond Portfolio (“Bond Portfolio”)

Dear Participation Certificate Holders,

For the year-ending 2016, the Bond Portfolio returned 0.96% and 0.61% gross and net of fees, respectively. The Government Portfolio returned 1.05% and 0.65% gross and net of fees, respectively. By comparison, the Bank of America Merrill Lynch 1-Year U.S. Treasury Index (the “Benchmark”) returned 0.81% over the same time period.

In the Bond Portfolio, positive contributions to performance came from the income component of the spread sectors (i.e. the non-U.S. Treasury sectors). Fixed income securities within the spread sectors include corporate bonds (“Corporates”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”) and residential mortgage-backed securities (“RMBS”). From a performance attribution standpoint, on a “gross of fee basis”, sector allocation was the largest contributor to performance followed by curve positioning. The overweight in Corporates, ABS, and RMBS contributed 25 basis points, 20 basis points, and 4 basis points of excess return on a gross of fees basis. The Portfolio’s holding of an underperforming mezzanine CMBS position caused the commercial mortgage backed sector to underperform Treasuries by approximately -32 basis points. The overweight to the 1-3 year part of the curve contributed approximately 8 basis points of excess return.

In the Government Portfolio, the income component from the agency RMBS and agency CMBS segments contributed to the overall performance. From a performance attribution standpoint, on a “gross of fee basis”, the overweight to RMBS, CMBS and agency sectors contributed 21 basis points, 11 basis points and 2 basis points of excess return on a gross of fees basis, respectively. Curve positioning contributed 1 basis points of excess return. However, the overweight to the 1-2 year part of the curve was partially offset by the 2-3 year curve exposure.

Although 2016 was a year of surprises and volatility, the year ended with generally positive returns to the fixed income markets. The first half of the year was characterized by gradually declining interest rates. Rates ended the year higher than where they started after a significant increase in rates following the U.S. presidential election. Oil, the United Kingdom’s referendum vote to withdraw from the European Union or “Brexit,” the United States Presidential Election, and negative interest rate policies all contributed to a tumultuous year.

In the first quarter of 2016, the domestic economic data painted a mixed picture. The jobs data was relatively encouraging, with payroll additions pointing toward expansion and the labor force participation rate reaching 63%. Fourth quarter 2015 Gross Domestic Product (“GDP”) growth was revised up twice since the initial reading of 0.7% to 1.4%. While not robust growth, the improved picture did lend some encouragement compared to dire expectations from early in the quarter. However, the industrial production and manufacturing sector was generally lackluster. Brent crude prices hit a low in January. Concerns about growth in Europe and China together led to a spike in volatility and a sell-off in risk assets early in the quarter. However, the lack of an interest rate increase and dovish comments by the Federal Reserve, together with the actions of the European Central Bank supported a rally in risk assets, both equity and fixed income, over the second half of the quarter with spreads tightening sharply.

Performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 1-800-621-9215.

In the second quarter, the economic picture in the United States failed to show signs of escape velocity. Housing was a bit flat though a rise in permits combined with low interest rates and improving labor market conditions were supportive of homes sales. While unemployment ticked down to 4.7%, it was primarily due to lower labor force participation. Industrial production showed some signs of recovery during the quarter with the Institute of Supply Management Manufacturing (“ISM”) survey data moving back into growth territory. Though oil rebounded, the overall supply picture remained tilted toward oversupply, with the risk of upside price shocks. The big shock came late in the quarter with the Brexit vote to withdraw from the European Union. This decision caused spreads in the financial sector (particularly European financials) to widen sharply and a dramatic flight to quality (U.S. Treasuries). In response to the dramatic selloff, most developed market central banks announced intentions to sustain or expand easing of monetary policy.

Much like the second quarter of 2016, the economic picture for the United States remained fairly lackluster in the third quarter. After the worst non-farm payrolls number since 2010 was reported in May, the labor market bounced back in June and July, but then declined to a lackluster level for August. Second quarter GDP growth of 1.4% failed to provide the boost needed to be comfortably on the path to 2% growth for the year. Industrial production failed to improve quarter-over-quarter, as most gauges remained at or below second quarter levels. Retail data softened after stronger results in the second quarter. The rebound in commodities had a notable impact on the Consumer Price Index (“CPI”), but inflation in general remained fairly muted. All told, the domestic economic picture was uninspiring but outside of recessionary territory. News of the Organization of the Petroleum Exporting Countries (“OPEC”) accord limiting production bolstered oil prices in the short term. The financial markets shrugged off the angst associated with Brexit, and remained almost myopically focused on the Quantitative Easing (“QE”) programs of central banks. After years of easy money, the diminishing returns of extreme monetary policy came into focus as negative yielding debt reached $13 trillion in August. Spreads in most sectors, particularly structured securities, tightened during the quarter.

By the fourth quarter of 2016, a surprise presidential election result pushed economic expectations and inflation fears up dramatically with interest rates rising sharply across the curve in response. While housing remained robust in the rear view mirror, the full impact of higher financing costs had yet to be felt. Most labor metrics pointed to tight conditions driving higher wages across income brackets and increased confidence in job availability for people seeking alternative employment. Third quarter GDP growth of 3.5% was a big driver of the improved economic sentiment. After a weak first half of 2016, 3.5% was a significant enough rebound to put 2% growth back in play for the full year. Consumer confidence statistics since November’s election approached post-crisis highs which could indicate a loosening of wallets. Inflation ticked up and is likely to remain elevated as inflation expectations have been reset markedly higher post-election. The core Personal Consumption Expenditures Index (“PCE”) fell modestly in the final monthly reading, however the overall trend was higher. Core CPI continues to remain above 2%. Spreads ended the quarter modestly tighter.

Sincerely,

Peter S. Kaplan, CFA

Portfolio Manager, Merganser Capital Management, LLC.

Ultrashort Duration Government Portfolio

Performance Data

(Unaudited)

December 31, 2016

Value of a $10,000 Investment Since Inception

Average Annual Total Net Returns for the Period Ended December 31, 2016

	1-Year	3-Year	Since Inception*
Ultrashort Duration Government Portfolio	0.65%	0.32%	0.36%
Bank of America Merrill Lynch 1-Year U.S. Treasury Index	0.81%	0.44%	0.38	%**

*                 The Ultrashort Duration Government Portfolio (the “Portfolio”) commenced operations on March 7, 2012.

**          Benchmark performance is from the inception date of the Portfolio only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (800) 621-9215. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio participation certificates.

The Portfolio intends to evaluate performance as compared to that of the Bank of America Merrill Lynch 1-Year U.S. Treasury Index (“BofA Merrill Lynch 1-Year U.S. Treasury Index”). BofA Merrill Lynch 1-Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than one year. It is impossible to invest directly in an index. The Portfolio is subject to the same risks as the underlying bonds in the portfolio such as credit, call, interest rate, prepayment and liquidity risk. As interest rates rise the value of bond prices will decline. You may lose money by investing in the Portfolio.

The Ultrashort Duration Government Portfolio’s total annual operating expenses for participation certificates of the Portfolio, as stated in the current prospectus dated April 30, 2016, is 0.61% and 0.40% gross and net, respectively.

Merganser Capital Management, LLC. (“Merganser”) has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Government Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolio (combined with the Ultrashort Duration Bond Portfolio) are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. BCS Financial Services Corporation (the “Administrator”), has contractually agreed to reduce its administration fees and/or reimburse certain expenses of the Ultrashort Duration Government Portfolio to the extent necessary to ensure that the Portfolio’s total operating expenses for participation certificates do not exceed 0.40% (on an annual basis) of the Portfolio’s average daily net assets. The Administrator and Merganser cannot terminate such fee waivers prior to May 1, 2017 without the consent of the Board of Trustees of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Ultrashort Duration Bond Portfolio

Performance Data

(Unaudited)

December 31, 2016

Value of a $10,000 Investment Since Inception

Average Annual Total Net Returns for the Period Ended December 31, 2016

	1-Year	3-Year	Since Inception*
Ultrashort Duration Bond Portfolio	0.61%	0.46%	0.51%
Bank of America Merrill Lynch 1-Year U.S. Treasury Index	0.81%	0.44%	0.38	%**

*                 The Ultrashort Duration Bond Portfolio (the “Portfolio”) commenced operations on March 6, 2012.

**          Benchmark performance is from the inception date of the Portfolio only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (800) 621-9215. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio participation certificates.

The Portfolio intends to evaluate performance as compared to that of the Bank of America Merrill Lynch 1-Year U.S. Treasury Index (“BofA Merrill Lynch 1-Year U.S. Treasury Index”). BofA Merrill Lynch 1-Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than one year. It is impossible to invest directly in an index. The Portfolio is subject to the same risks as the underlying bonds in the portfolio such as credit, call, interest rate, prepayment and liquidity risk. As interest rates rise the value of bond prices will decline. You may lose money by investing in the Portfolio.

The Ultrashort Duration Bond Portfolio’s total annual operating expenses for participation certificates of the Portfolio, as stated in the current prospectus dated April 30, 2016, is 0.41% and 0.36% gross and net, respectively.

Merganser Capital Management, LLC. (“Merganser”) has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolio (combined with the Ultrashort Duration Government Portfolio) are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. BCS Financial Services Corporation (the “Administrator”), has contractually agreed to reduce its administration fees and/or reimburse certain expenses of the Ultrashort Duration Bond Portfolio to the extent necessary to ensure that the Portfolio’s total operating expenses for participation certificates do not exceed 0.40% (on an annual basis) of the Portfolio’s average daily net assets. The Administrator and Merganser cannot terminate such fee waivers prior to May 1, 2017 without the consent of the Board of Trustees of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Government Portfolio

(formerly known as the Government/REPO Portfolio)
Schedule of Investments

December 31, 2016

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

TOTAL INVESTMENTS — 48.5%
AGENCY OBLIGATIONS — 48.5% (1)
$10,000,000	Federal Farm Credit Banks Funding Corp. (2)	0.91%	11/28/17	$9,917,250
1,535,000	Federal Farm Credit Banks Funding Corp. (2)	0.55%	03/27/17	1,534,930
13,000,000	Federal Home Loan Banks(2)	0.47%	01/19/17	12,996,945
435,000	Federal Home Loan Banks(2)	0.48%	01/25/17	434,861
10,305,000	Federal Home Loan Banks(2)	0.46%	01/27/17	10,301,614
5,115,000	Federal Home Loan Banks(2)	0.46%	02/08/17	5,112,527
18,525,000	Federal Home Loan Banks(2)	0.49%	02/09/17	18,515,166
4,000,000	Federal Home Loan Banks(2)	0.48%	02/10/17	3,997,867
12,100,000	Federal Home Loan Banks(2)	0.53%	02/13/17	12,092,412
43,500,000	Federal Home Loan Banks(2)	0.52%	02/14/17	43,472,353
5,455,000	Federal Home Loan Banks(2)	0.50%	02/17/17	5,451,453
4,100,000	Federal Home Loan Banks(2)	0.52%	02/23/17	4,096,892
12,000,000	Federal Home Loan Banks(2)	0.53%	02/27/17	11,990,025
4,000,000	Federal Home Loan Banks(2)	0.52%	02/28/17	3,996,649
17,445,000	Federal Home Loan Mortgage Corp. (2)	0.45%	01/19/17	17,441,075
7,000,000	Federal Home Loan Mortgage Corp. (2)	0.53%	02/06/17	6,996,290
13,000,000	Federal Home Loan Mortgage Corp. (2)	0.64%	05/17/17	12,968,569
1,278,000	Federal Home Loan Mortgage Corp. (2)	1.00%	03/08/17	1,279,070
12,068,000	Federal Home Loan Mortgage Corp. (2)	1.00%	06/29/17	12,085,320
	Total Agency Obligations (Cost $194,681,268)			194,681,268
	Total Investments (Cost $194,681,268)			194,681,268

REPURCHASE AGREEMENTS — 51.4%
5,000,000	Bank of Montreal Dated 12/30/16, To be repurchased at $5,000,278 (collateralized by $5,451,298 par amount of a U.S. Treasury Bond, U.S. Treasury Notes and a U.S. Treasury Strip, 0.00% to 3.00%; due 05/31/18 to 11/15/45; Total Fair Value $5,100,027)	0.50%	01/03/17	5,000,000
24,500,000	BNP Paribas Securities Co. Dated 12/30/16, To be repurchased at $24,501,361 (collateralized by $28,503,024 par amount of a U.S. Treasury Bill and U.S. Treasury Strips, 0.00%; due 03/09/17 to 02/15/45; Total Fair Value $24,990,085)	0.50%	01/03/17	24,500,000

See accompanying notes to financial statements.

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

REPURCHASE AGREEMENTS (continued)
$33,000,000	Goldman Sachs & Co. Dated 12/30/16, To be repurchased at $33,001,613 (collateralized by $33,442,843 par amount of Federal National Mortgage Backed Securities and Gold Participating Certificates, 2.50% to 3.50%; due 10/01/30 to 08/01/46; Total Fair Value $33,990,000)	0.44%	01/03/17	$33,000,000
20,000,000	HSBC Securities (USA), Inc. Dated 12/30/16, To be repurchased at $20,001,000 (collateralized by $20,070,000 par amount of a U.S Treasury Note, 1.13%; due 08/31/21; Total Fair Value $20,401,878)	0.45%	01/03/17	20,000,000
25,000,000	HSBC Securities (USA), Inc. Dated 12/30/16, To be repurchased at $25,001,250 (collateralized by $26,340,000 par amount of a U.S. Treasury Note, 1.13%; due 08/31/21; Total Fair Value $25,504,769)	0.45%	01/03/17	25,000,000
10,000,000	HSBC Securities (USA), Inc. Dated 12/30/16, To be repurchased at $10,000,511 (collateralized by $7,995,000 par amount of a U.S Treasury Bond, 4.50%; due 02/15/36; Total Fair Value $10,205,798)	0.46%	01/03/17	10,000,000
30,000,000	Mitsubishi UFJ Securities Co. Dated 12/30/16, To be repurchased at $30,001,667 (collateralized by $30,341,569 par amount of Federal National Mortgage Backed Securities and Gold Participating Certificates, 2.00% to 3.14%; due 10/01/31 to 12/01/46; Total Fair Value $30,900,001)	0.50%	01/03/17	30,000,000
5,000,000	Morgan Stanley Co., LLC Dated 12/30/16, To be repurchased at $5,000,283 (collateralized by $4,125,500 par amount of a U.S. Treasury Bond, 4.38%; due 05/15/41; Total Fair Value $5,100,024)	0.51%	01/03/17	5,000,000
10,000,000	RBC Capital Markets, LLC Dated 12/30/16, To be repurchased at $10,000,500 (collateralized by $7,913,100 par amount of a U.S. Treasury Bond, 8.00%; due 11/15/21; Total Fair Value $10,200,047)	0.45%	01/03/17	10,000,000

See accompanying notes to financial statements.

Government Portfolio

(formerly known as the Government/REPO Portfolio)
Schedule of Investments

December 31, 2016

(Concluded)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

REPURCHASE AGREEMENTS (continued)
$1,000,000	RBC Capital Markets, LLC Dated 12/30/16, To be repurchased at $1,000,053 (collateralized by $934,720 par amount of Federal National Mortgage Backed Securities, 3.50% to 6.00%; due 11/01/38 to 01/01/47; Total Fair Value $1,030,000)	0.48%	01/03/17	$1,000,000
20,000,000	TD Securities (USA), LLC Dated 12/30/16, To be repurchased at $20,001,133 (collateralized by $20,213,016 par amount of a U.S. Treasury Note, 0.13%; due 04/15/18; Total Fair Value $20,400,007)	0.51%	01/03/17	20,000,000
3,000,000	TD Securities (USA), LLC Dated 12/30/16, To be repurchased at $3,000,177 (collateralized by $3,420,500 par amount of a U.S. Treasury Bond, 2.50%; due 02/15/45; Total Fair Value $3,060,048)	0.53%	01/03/17	3,000,000
20,000,000	The Bank of Nova Scotia Dated 12/30/16, To be repurchased at $20,001,111 (collateralized by $20,508,334 par amount of U.S. Treasury Notes, 0.38% to 2.00%; due 05/31/20 to 07/15/23; Total Fair Value $20,401,213)	0.50%	01/03/17	20,000,000
	Total Repurchase Agreements (Cost $206,500,000)			206,500,000
	Total Investments in Securities — 99.9% (Cost $401,181,268) *			401,181,268
	Other Assets in excess of Liabilities — 0.1%			480,534
	Net Assets — 100.0%			$401,661,802
	Net Asset Value Per Participation Certificate			$1.00

*                 Aggregate cost is the same for financial reporting and Federal tax purposes.

(1)         Interest Rate disclosed represents the discount rate at the time of purchase.

(2)         This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

See accompanying notes to financial statements.

Money Market Portfolio

Schedule of Investments

December 31, 2016

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value

TOTAL INVESTMENTS — 44.2%
BANK OBLIGATIONS — 15.2%
CERTIFICATES OF DEPOSIT — 2.7%
$1,000,000	Citibank NA	1.00%	03/14/17	$1,000,267
				1,000,267
YANKEE CERTIFICATES OF DEPOSIT — 12.5%
750,000	Bank of Montreal, Chicago	1.08%	03/20/17	750,106
1,200,000	Oversea Chinese Banking Corporation Ltd.	1.09%	03/16/17	1,200,272
750,000	Toronto-Dominion Bank	1.08%	03/17/17	750,214
2,000,000	UBS AG	1.05%	01/11/17	2,000,412
				4,701,004
	Total Bank Obligations (Cost $5,700,000)			5,701,271

CORPORATE DEBT — 25.0%
COMMERCIAL PAPER — 25.0%
ASSET BACKED SECURITIES — 18.3% (1) (2)
1,000,000	Antalis SA	0.75%	01/04/17	999,928
2,000,000	Charta LLC	0.95%	02/28/17	1,997,400
1,358,000	Manhattan Asset Funding Co., LLC	0.83%	01/19/17	1,357,545
1,000,000	Nieuw Amsterdam Receivables Corp.	0.77%	01/04/17	999,928
1,500,000	Versailles Com Paper LLC	1.00%	01/17/17	1,499,370
				6,854,171
FINANCIAL COMPANIES — 6.7% (1)(2)
1,000,000	Macquarie Bank Ltd.	1.16%	03/17/17	997,741
1,500,000	United Overseas Bk Ltd.	0.92%	01/23/17	1,499,426
				2,497,167
	Total Commercial Paper			9,351,338
	Total Corporate Debt (Cost $9,350,322)			9,351,338

TIME DEPOSITS — 4.0%
1,490,000	Credit Agricole Corporate Investment Bank SA	0.55%	01/03/17	1,490,000
	Total Time Deposits (Cost $1,490,000)			1,490,000
	Total Investments (Cost $16,540,322)			16,542,609

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value

REPURCHASE AGREEMENTS — 56.0%
$5,000,000	BNP Paribas Securities Co. Dated 12/30/16, To be repurchased at $5,000,278 (collateralized by $5,160,400 par amount of a U.S. Treasury Note, 1.38%; due 01/31/21; Total Fair Value $5,100,020)	0.50%	01/03/17	$5,000,000
4,000,000	HSBC Securities (USA), Inc. Dated 12/30/16, To be repurchased at $4,000,200 (collateralized by $3,380,000 par amount of a U.S. Treasury Note, 2.63%; due 07/15/17; Total Fair Value $4,084,410)	0.45%	01/03/17	4,000,000
8,000,000	RBC Capital Markets, LLC Dated 12/30/16, To be repurchased at $8,000,400 (collateralized by $6,330,500 par amount of a U.S. Treasury Bond, 8.00%; due 11/15/21; Total Fair Value $8,160,064)	0.45%	01/03/17	8,000,000
4,000,000	TD Securities (USA), LLC Dated 12/30/16, To be repurchased at $4,000,236 (collateralized by $4,560,600 par amount of a U.S. Treasury Bond, 2.50%; due 02/15/45; Total Fair Value $4,080,004)	0.53%	01/03/17	4,000,000
	Total Repurchase Agreements (Cost $21,000,000)			21,000,000
	Total Investments in Securities — 100.2% (Cost $37,540,322) *			37,542,609
	Liabilities in excess of Other Assets — (0.2)%			(72,514)
	Net Assets — 100.0%			$37,470,095
	Net Asset Value Per Participation Certificate			$0.9999

See accompanying notes to financial statements.

Money Market Portfolio

Schedule of Investments

December 31, 2016

(Concluded)

*                 The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$37,540,322
Unrealized appreciation	2,305
Unrealized depreciation	(18)
Net unrealized appreciation	$2,287

(1)         Interest Rate disclosed represents the discount rate at the time of purchase.

(2)         Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

NA      National Association

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

Schedule of Investments

December 31, 2016

				Fair
Par Value	Issuer	Interest Rate	Maturity†	Value

U.S. TREASURY OBLIGATIONS — 47.1% (1)
$2,025,000	U.S. Treasury Bill	0.48%	03/30/17	$2,022,610
2,000,000	U.S. Treasury Bill	0.58%	03/30/17	1,997,640
1,000,000	U.S. Treasury Bill	0.48%	03/31/17	998,820
12,000,000	U.S. Treasury Bill	0.50%	04/30/17	11,999,208
1,150,000	U.S. Treasury Bill	0.63%	09/30/17	1,148,383
1,000,000	U.S. Treasury Bill	0.75%	09/30/18	993,242
	Total U.S. Treasury Obligations (Cost $19,160,634)			19,159,903

AGENCY OBLIGATIONS — 51.0%
600,000	Federal Home Loan Mortgage Corp. (2)	0.63%	11/16/18	599,586
800,000	Federal Home Loan Mortgage Corp. (2)	1.20%	07/26/19	792,513
197,524	Federal Home Loan Mortgage Corp. (2)	5.00%	11/01/20	206,301
86,272	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	88,651
285,114	Federal Home Loan Mortgage Corp. (2)	5.50%	12/01/24	300,510
259,775	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	268,365
164,422	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	169,984
409,509	Federal Home Loan Mortgage Corp. (2)	5.00%	07/01/25	419,731
239,293	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	251,869
15,449	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	15,642
88,427	Federal Home Loan Mortgage Corp., CMO (2)	4.78%	01/25/17	88,635
16,677	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	16,880
231,436	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	10/15/18	232,336
340,383	Federal Home Loan Mortgage Corp., CMO (2)	2.50%	09/15/24	342,578
131,224	Federal Home Loan Mortgage Corp., CMO (2)	3.50%	11/15/25	131,650
319,204	Federal Home Loan Mortgage Corp., CMO (2)	2.20%	01/15/35	321,479
354,958	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	08/15/37	357,970
307,574	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	06/15/38	309,567
462,990	Federal National Mortgage Association (2)	2.65%	06/01/17	462,680
96,653	Federal National Mortgage Association (2)	5.39%	06/01/17	97,054
500,000	Federal National Mortgage Association (2)	1.32%	11/01/17	499,240
286,877	Federal National Mortgage Association (2)	5.29%	06/01/18	297,353
565,000	Federal National Mortgage Association (2)	3.11%	07/01/18	576,285
141,377	Federal National Mortgage Association (2)	5.50%	09/01/18	144,679
451,583	Federal National Mortgage Association (2)	4.50%	11/01/18	464,324
453,082	Federal National Mortgage Association (2)	2.30%	04/01/19	454,380
454,014	Federal National Mortgage Association (2)	2.44%	05/01/19	456,673
300,000	Federal National Mortgage Association (2)	4.51%	06/01/19	304,609
203,835	Federal National Mortgage Association (2)	4.50%	10/01/19	209,491
338,462	Federal National Mortgage Association (2)	6.00%	10/01/19	346,899
485,065	Federal National Mortgage Association (2)	2.22%	03/01/20	486,732
306,510	Federal National Mortgage Association (2)	4.50%	04/01/20	315,014
171,323	Federal National Mortgage Association (2)	4.50%	07/01/20	176,139
465,931	Federal National Mortgage Association (2)	4.50%	01/01/26	479,773

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity†	Value

AGENCY OBLIGATIONS (continued)
$53,053	Federal National Mortgage Association, CMBS (2)	1.11%	02/25/17	$53,017
375,153	Federal National Mortgage Association, CMBS (2)	1.45%	02/25/18	375,379
275,000	Federal National Mortgage Association, CMBS (2)	1.55%	04/25/18	275,158
550,000	Federal National Mortgage Association, CMBS (2)	2.43%	01/25/19	555,797
445,000	Federal National Mortgage Association, CMBS (2)	1.79%	06/25/19	446,025
307,497	Federal National Mortgage Association, CMO (2)	5.00%	10/25/18	313,926
244,290	Federal National Mortgage Association, CMO (2)	3.00%	04/25/36	247,295
506,849	FHLMC Multifamily Structured Pass Through Certificates (2)	4.77%	05/25/18	517,483
167,363	Government National Mortgage Association	4.50%	09/15/18	171,610
97,337	Government National Mortgage Association	4.50%	06/15/19	100,719
4,923	Government National Mortgage Association	6.38%	07/20/58	5,202
173,003	Government National Mortgage Association	5.46%	07/20/59	174,856
70,714	Government National Mortgage Association	5.46%	08/20/59	71,830
71,576	Government National Mortgage Association	5.47%	08/20/59	72,312
111,684	Government National Mortgage Association	5.47%	08/20/59	113,346
95,699	Government National Mortgage Association	5.56%	11/20/59	97,609
195,506	Government National Mortgage Association	5.50%	01/20/60	199,939
115,333	Government National Mortgage Association	5.00%	05/20/60	119,455
133,055	Government National Mortgage Association	4.74%	10/20/60	136,132
123,157	Government National Mortgage Association	5.27%	10/20/60	129,621
139,916	Government National Mortgage Association	4.30%	12/20/60	143,230
287,394	Government National Mortgage Association	4.75%	01/20/61	294,758
312,658	Government National Mortgage Association	4.81%	01/20/61	321,700
740,767	Government National Mortgage Association	4.72%	03/20/61	765,578
128,836	Government National Mortgage Association	4.70%	05/20/61	133,068
446,106	Government National Mortgage Association	4.70%	09/20/61	462,761
344,126	Government National Mortgage Association	4.65%	01/20/62	358,999
106,677	Government National Mortgage Association	5.40%	06/20/62	108,599
184,446	Government National Mortgage Association	4.54%	07/20/62	193,150
338,352	Government National Mortgage Association	4.56%	09/20/62	356,391
457,059	Government National Mortgage Association	4.48%	10/20/62	482,723
144,386	Government National Mortgage Association	5.40%	03/20/64	146,797
717,405	Government National Mortgage Association, CMBS	1.70%	08/16/33	717,068
247,904	Government National Mortgage Association, CMO	3.00%	10/20/37	252,214
125,020	Government National Mortgage Association, CMO	2.00%	06/20/39	124,704
236,842	Government National Mortgage Association, CMO	5.47%	11/20/59	240,408
189,271	National Credit Union Administration Guaranteed Notes (3)	1.13%	11/06/17	189,054

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

Schedule of Investments

December 31, 2016

(Concluded)

				Fair
Par Value	Issuer	Interest Rate	Maturity†	Value

AGENCY OBLIGATIONS (continued)
$328,264	Small Business Administration (3)	3.33%	06/25/22	$339,903
208,630	Small Business Administration (3)	4.33%	03/25/24	223,704
	Total Agency Obligations (Cost $20,598,577)			20,717,092
	Total Investments in Securities — 98.1% (Cost $39,759,211) *			39,876,995
	Other Assets in excess of Liabilities — 1.9%			760,614
	Net Assets — 100.0%			$40,637,609
	Net Asset Value Per Participation Certificate			$10.01

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio, as computed on a federal income tax basis, are as follows:

	Aggregate Cost	$39,759,211
	Unrealized appreciation	158,474
	Unrealized depreciation	(40,690)
	Net unrealized appreciation	$117,784

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Interest Rate disclosed is as of December 31, 2016.

CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

Schedule of Investments

December 31, 2016

				Fair
Par Value	Issuer	Interest Rate	Maturity†	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
$1,007,767	Banc of America Commercial Mortgage Trust (1)	6.24%	02/10/51	$1,033,801
500,000	Commercial Mortgage Trust (1) (2)	1.50%	03/15/29	497,824
364,822	JP Morgan Chase Commercial Mortgage Securities Trust	0.73%	12/15/47	364,144
1,000,000	LB-UBS Commercial Mortgage Trust (6)	4.98%	01/15/36	55,000
679,404	Morgan Stanley Capital I Trust (1)	5.64%	06/11/42	687,282
	Total Commercial Mortgage-Backed Securities (Cost $3,633,603)			2,638,051

ASSET-BACKED SECURITIES — 42.8%
575,000	Ally Auto Receivables Trust	1.44%	08/17/20	574,960
1,111,000	Ally Master Owner Trust	1.33%	03/15/19	1,111,184
2,000,000	Ally Master Owner Trust	1.54%	09/15/19	2,002,845
1,320,000	American Express Issuance Trust II (1)	1.15%	02/15/19	1,320,121
1,000,000	AmeriCredit Automobile Receivables Trust	2.68%	10/09/18	1,000,492
111,115	AmeriCredit Automobile Receivables Trust	1.69%	11/08/18	111,126
771,886	AmeriCredit Automobile Receivables Trust	1.57%	01/08/19	772,375
718,365	AmeriCredit Automobile Receivables Trust	1.42%	10/08/19	718,890
1,322,000	AmeriCredit Automobile Receivables Trust	3.31%	10/08/19	1,344,830
92,624	ARI Fleet Lease Trust (2)	0.81%	11/15/22	92,532
169,994	Capital Auto Receivables Asset Trust	1.32%	06/20/18	170,004
172,869	Capital Auto Receivables Asset Trust	1.74%	10/22/18	172,938
1,155,000	Capital Auto Receivables Asset Trust	1.61%	06/20/19	1,157,358
300,000	CarMax Auto Owner Trust	1.24%	10/15/18	300,058
1,727,921	CarMax Auto Owner Trust	1.49%	01/15/19	1,729,997
1,508,828	CarMax Auto Owner Trust	1.38%	11/15/19	1,509,360
686,000	Chase Issuance Trust (1)	0.95%	04/15/19	685,812
1,030,000	Chase Issuance Trust (1)	1.16%	04/15/19	1,029,915
1,100,000	Chesapeake Funding II LLC (2)	1.88%	06/15/28	1,097,146
1,834,798	CIT Equipment Collateral (2)	1.50%	10/21/19	1,835,153
625,000	Citibank Credit Card Issuance Trust	1.02%	02/22/19	624,990
31,700	CNH Equipment Trust	0.69%	08/15/18	31,693
793,696	CNH Equipment Trust	1.05%	11/15/19	792,949
1,100,000	CNH Equipment Trust	1.37%	07/15/20	1,099,785
1,200,000	CNH Equipment Trust	1.67%	08/16/21	1,202,954
1,000,000	Dell Equipment Finance Trust (2)	1.43%	09/24/18	1,000,160
650,000	Dryrock Issuance Trust (1)	1.06%	12/16/19	650,018
865,000	Dryrock Issuance Trust	1.48%	09/15/20	866,152
31,987	Fifth Third Auto Trust	0.68%	04/16/18	31,981
2,000,000	Fifth Third Auto Trust	1.14%	10/15/20	2,000,010
700,000	Ford Credit Floorplan Master Owner Trust	2.32%	01/15/19	700,273
500,000	Ford Credit Floorplan Master Owner Trust	2.86%	01/15/19	500,277
500,000	Ford Credit Floorplan Master Owner Trust	1.20%	02/15/19	500,024
1,000,000	Ford Credit Floorplan Master Owner Trust	1.40%	02/15/19	999,936

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity†	Value

ASSET-BACKED SECURITIES (continued)
$1,728,046	North Carolina State Education Assistance Authority (1)	1.68%	07/25/25	$1,721,099
677,801	North Carolina State Education Assistance Authority (1)	1.72%	01/26/26	676,716
266,238	Sierra Timeshare Receivables Funding LLC (2)	2.38%	03/20/29	266,289
301,166	Sierra Timeshare Receivables Funding LLC (2)	1.87%	08/20/29	299,320
447,988	SMART Trust Australia (3)	1.18%	02/14/19	446,554
2,745,000	Susquehanna Auto Receivables Trust (2)	1.43%	08/15/19	2,747,014
1,970,000	Synchrony Credit Card Master Note Trust	1.61%	11/15/20	1,973,697
170,313	TAL Advantage V LLC (2)	1.70%	05/20/39	168,457
178,435	Volvo Financial Equipment LLC (2)	0.97%	08/15/19	178,419
1,120,000	World Financial Network Credit Card Master Trust	3.14%	01/17/23	1,150,434
500,000	World Omni Auto Receivables Trust	1.32%	01/15/20	500,357
	Total Asset-Backed Securities (Cost $39,845,036)			39,866,654

AGENCY OBLIGATIONS — 11.5%
171,088	Federal Home Loan Mortgage Corp. (4)	5.00%	06/01/25	176,875
703,953	Federal Home Loan Mortgage Corp., CMO (4)	4.00%	08/15/37	709,927
506,412	Federal National Mortgage Association, CMBS (4)	1.11%	02/25/17	506,073
1,314,670	Federal National Mortgage Association, CMBS (4)	1.51%	12/25/17	1,316,565
2,000,000	FHLMC Multifamily Structured Pass Through Certificates (1) (4)	3.88%	11/25/17	2,034,372
499,702	FHLMC Multifamily Structured Pass Through Certificates (2) (4)	1.43%	08/25/17	500,043
1,541,094	Government National Mortgage Association	4.70%	09/20/61	1,598,629
164,381	Government National Mortgage Association	5.46%	07/20/59	166,044
115,335	Government National Mortgage Association	5.46%	07/20/59	116,571
141,429	Government National Mortgage Association	5.46%	08/20/59	143,659
131,223	Government National Mortgage Association	5.47%	08/20/59	132,573
111,684	Government National Mortgage Association	5.47%	08/20/59	113,346
895,523	Government National Mortgage Association	5.63%	09/20/59	913,481
47,849	Government National Mortgage Association	5.56%	11/20/59	48,805
97,359	Government National Mortgage Association	5.65%	06/20/61	99,595
260,420	Government National Mortgage Association	5.00%	06/20/62	271,593
156,459	Government National Mortgage Association	5.40%	06/20/62	159,278
824,248	Government National Mortgage Association (1)	2.80%	10/20/63	875,847
590,646	Government National Mortgage Association, CMO (1)	0.96%	11/16/35	587,773
213,175	Small Business Administration (1)	3.08%	06/25/22	219,878
	Total Agency Obligations (Cost $10,696,129)			10,690,927

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity†	Value

CORPORATE BONDS — 40.3%
AUTO MANUFACTURERS — 1.5%
$360,000	American Honda Finance Corp. (1)	1.74%	02/22/19	$363,454
1,000,000	Ford Motor Credit Co. LLC	2.24%	06/15/18	1,001,709
				1,365,163
BANKS — 19.6%
1,000,000	Bank of America Corp.	6.88%	04/25/18	1,063,245
1,000,000	Bank of America NA (1)	1.39%	06/05/17	1,001,152
405,000	Bank of Montreal (3)	1.40%	04/10/18	403,954
2,299,000	Cooperatieve Rabobank UA (3)	3.38%	01/19/17	2,301,110
1,000,000	Export-Import Bank of Korea (3)	4.00%	01/11/17	1,000,400
1,225,000	Fifth Third Bank	2.15%	08/20/18	1,232,740
1,050,000	HSBC USA, Inc. (3)	1.63%	01/16/18	1,048,164
2,000,000	JPMorgan Chase Bank NA	6.00%	10/01/17	2,064,194
1,000,000	Morgan Stanley	6.63%	04/01/18	1,057,845
1,500,000	PNC Bank NA	4.88%	09/21/17	1,536,037
580,000	Royal Bank of Canada (3)	1.40%	10/13/17	579,954
975,000	Toronto-Dominion Bank (The) (3)	1.13%	05/02/17	974,981
1,770,000	UBS AG (3)	1.38%	06/01/17	1,769,692
2,200,000	Wells Fargo & Co.	1.40%	09/08/17	2,197,631
				18,231,099
DIVERSIFIED FINANCIAL SERVICES — 0.4%
400,000	Eaton Vance Corp.	6.50%	10/02/17	415,098
				415,098
HEALTH CARE SERVICES — 1.0%
890,000	Aetna, Inc.	1.70%	06/07/18	889,175
				889,175
INSURANCE — 3.0%
1,000,000	Principal Life Global Funding II (2)	1.13%	02/24/17	999,952
1,750,000	Travelers Cos Inc. (The)	5.75%	12/15/17	1,823,164
				2,823,116
MANUFACTURING — 0.6%
550,000	General Electric Co. (1)	1.15%	08/07/18	551,002
				551,002
MEDIA — 1.4%
1,250,000	Comcast Cable Communications LLC	8.88%	05/01/17	1,281,505
				1,281,505

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity†	Value

CORPORATE BONDS (continued)
MINING — 0.7%
$687,000	BHP Billiton Finance USA Ltd. (3)	1.63%	02/24/17	$687,531
				687,531
OIL & GAS — 4.9%
800,000	Schlumberger Norge AS (2) (3)	1.25%	08/01/17	799,029
1,000,000	Sempra Energy	2.30%	04/01/17	1,001,960
1,000,000	Statoil ASA (1),(3)	1.34%	11/08/18	1,001,205
1,740,000	Total Capital International SA (3)	1.55%	06/28/17	1,742,862
				4,545,056
PHARMACEUTICALS — 1.1%
1,050,000	Actavis, Inc.	1.88%	10/01/17	1,052,200
				1,052,200
PIPELINES — 1.0%
940,000	Kinder Morgan, Inc.	7.00%	06/15/17	961,915
				961,915
REAL ESTATE INVESTMENT TRUSTS — 3.0%
755,000	Essex Portfolio LP	5.50%	03/15/17	761,067
1,000,000	Simon Property Group LP	2.15%	09/15/17	1,004,294
1,000,000	Ventas Realty LP	1.25%	04/17/17	999,606
				2,764,967
RETAIL — 0.4%
400,000	Wal-Mart Stores, Inc.	5.38%	04/05/17	404,384
				404,384
TELECOMMUNICATION SERVICES — 1.7%
1,600,000	Nippon Telegraph & Telephone Corp. (3)	1.40%	07/18/17	1,599,294
				1,599,294
	Total Corporate Bonds (Cost $37,572,253)			37,571,505

CORPORATE INTERNATIONAL SOVEREIGN — 2.3%
1,700,000	Province of British Columbia Canada (3)	1.20%	04/25/17	1,700,729
397,000	Province of Ontario Canada (3)	1.10%	10/25/17	396,433
	Total Corporate International Sovereign (Cost $2,098,428)			2,097,162

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

Schedule of Investments

December 31, 2016

(Concluded)

		Fair
Par Value	Issuer	Value

REGISTERED INVESTMENT COMPANY — 0.1%
98,276	Dreyfus Treasury & Agency Cash Management Fund, 0.32% (5)	$98,276
	Total Registered Investment Company (Cost $98,276)	98,276
	Total Investments in Securities — 99.8% (Cost $93,943,725) *	$92,962,575
	Other Assets in excess of Liabilities — 0.2%	183,707
	Net Assets — 100.0%	$93,146,282
	Net Asset Value Per Participation Certificate	$9.89

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio, as computed on a federal income tax basis, are as follows:

	Aggregate Cost	$93,943,725
	Unrealized appreciation	146,832
	Unrealized depreciation	(1,127,982)
	Net unrealized depreciation	$(981,150)

(1)	Variable or floating rate security. Interest Rate disclosed is as of December 31, 2016.
(2)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by Merganser Capital Management, LLC (the “Advisor”), the advisor, to the Ultrashort Duration Bond Portfolio.

(3)	Security is Domiciled in a foreign jurisdiction.
(4)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(5)	Interest Rate periodically changes. Interest Rate disclosed is the 7 day yield as of December 31, 2016.
(6)	Security deemed illiquid by the Advisor.

CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
NA	National Association

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Assets and Liabilities

December 31, 2016

	Government Portfolio (formerly known as Government/REPO Portfolio)		Money Market Portfolio
ASSETS
Investments, at amortized cost, and fair value, respectively *	$194,681,268	(1)	$16,542,609
Repurchase Agreements, at amortized cost, which approximates fair value *	206,500,000		21,000,000
Cash	526,703		—
Accrued interest receivable	12,738		13,850
Other assets	3,451		7,870
Total Assets	401,724,160		37,564,329

LIABILITIES
Dividends payable	6,813		13,062
Accrued expenses payable:
Investment advisory fees (Note 4)	3,374		9,068
Administration fees (Note 4)	1,378		2,419
Custodian fees (Note 4)	6,778		12,180
Transfer agent fees (Note 4)	310		8,449
Other liabilities	43,705		49,056
Total Liabilities	62,358		94,234

NET ASSETS	$401,661,802		$37,470,095

NET ASSETS CONSIST OF:
Paid-in Capital	$401,661,802		$37,466,358
Accumulated net realized gain on securities sold	—		1,450
Net unrealized appreciation on securities	—		2,287

TOTAL NET ASSETS	$401,661,802		$37,470,095

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	401,661,802		37,474,244

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00		$0.9999

* Investments in securities, at cost	$401,181,268	$37,540,322

(1)         Investments, at amortized cost, which approximates fair value.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Assets and Liabilities

December 31, 2016

	Ultrashort Duration	Ultrashort Duration
	Government Portfolio	Bond Portfolio
ASSETS
Investments, at fair value *	$39,876,995	$92,962,575
Cash	709,556	3,080
Accrued interest receivable	80,150	353,829
Receivable due from Administrator (Note 4)	11,208	—
Receivable for securities sold	24,213	—
Other assets	1,470	7,240
Total Assets	40,703,592	93,326,724

LIABILITIES
Dividends payable	10,887	50,469
Accrued expenses payable:
Investment advisory fees (Note 4)	5,254	16,654
Administration fees (Note 4)	—	5,549
Custodian fees (Note 4)	1,895	3,618
Transfer agent fees (Note 4)	14,487	20,740
Accounting service fees (Note 4)	10,416	10,452
Other liabilities	23,044	72,960
Total Liabilities	65,983	180,442

NET ASSETS	$40,637,609	$93,146,282

NET ASSETS CONSIST OF:
Paid-in Capital	$40,555,970	$94,098,686
Accumulated undistributed net investment loss	(13,467)	—
Accumulated net realized gain/(loss) on securities sold	(22,678)	28,746
Net unrealized appreciation/(depreciation) on securities	117,784	(981,150)

TOTAL NET ASSETS	$40,637,609	$93,146,282

Total Participation Certificates (PCs) outstanding (1 billion authorized for each Portfolio, $0.001 Par Value)	4,058,576	9,421,112

Net Asset Value Per PC (net assets/PCs outstanding)	$10.01	$9.89

* Investments in securities, at cost	$39,759,211	$93,943,725

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Operations

For the Year Ended December 31, 2016

	Government Portfolio (formerly known as Government/REPO Portfolio)	Money Market Portfolio

INTEREST INCOME	$468,479	$1,168,352

EXPENSES
Investment advisory and servicing fees (Note 4)	270,231	480,097
Administration fees (Note 4)	70,287	124,602
Custodian fees (Note 4)	12,921	54,178
Audit and tax fees	28,031	43,035
Legal fees	21,296	31,072
Fund compliance fees	15,194	23,862
Insurance expense	8,161	21,487
Transfer agent fees (Note 4)	910	11,421
S&P Rating fees	1,721	8,278
Trustee expense	5,524	6,159
Administration out of pocket expense	3,584	1,625
Miscellaneous	4,431	24,521
Total Expenses	442,291	830,337
Less fees waived and/or reimbursed (Note 4)	(301,656)	(394,108)
Net Expenses	140,635	436,229

NET INVESTMENT INCOME	327,844	732,123

NET REALIZED GAIN ON SECURITIES SOLD	—	5,697

NET CHANGE IN UNREALIZED APPRECIATION ON SECURITIES	—	2,287

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$327,844	$740,107

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Operations

For the Year Ended December 31, 2016

	Ultrashort	Ultrashort
	Duration	Duration
	Government	Bond
	Portfolio	Portfolio

INTEREST INCOME	$330,914	$2,932,361

EXPENSES
Investment advisory and servicing fees (Note 4)	95,266	483,178
Administration fees (Note 4)	24,925	129,109
Custodian fees (Note 4)	13,048	34,145
Audit and tax fees	9,807	48,440
Legal fees	6,916	41,120
Fund compliance fees	5,806	33,250
Insurance expense	3,129	15,157
Transfer agent fees (Note 4)	46,794	68,091
S&P Rating fees	12,889	25,111
Trustee expense	1,705	10,066
Administration out of pocket expense	22,746	29,120
Accounting fees (Note 4)	62,496	81,402
Miscellaneous	922	15,143
Total Expenses	306,449	1,013,332
Less fees waived and/or reimbursed (Note 4)	(107,049)	(120,090)
Net Expenses	199,400	893,242

NET INVESTMENT INCOME	131,514	2,039,119

NET REALIZED GAIN ON SECURITIES SOLD	5,841	675,531

NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) ON SECURITIES	187,049	(458,871)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$324,404	$2,255,779

See accompanying notes to financial statements.

Government Portfolio

(Formerly known as Government/REPO Portfolio)

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2016	December 31, 2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$327,844	$11,252
Net increase in net assets resulting from operations	327,844	11,252

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0022 and $0.0002 per PC, respectively	(327,844)	(11,252)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(327,844)	(11,252)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	1,043,904,591	215,720,125
Reinvestment of dividends	312,015	10,931
Cost of PCs repurchased	(744,664,753)	(225,668,735)
Net increase/(decrease) in net assets resulting from capital transactions	299,551,853	(9,937,679)
Total increase/(decrease) in net assets	299,551,853	(9,937,679)

NET ASSETS:
Beginning of year	102,109,949	112,047,628
End of year	$401,661,802	$102,109,949
Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	1,043,904,591	215,720,125
Reinvestments of dividends	312,015	10,931
PCs repurchased	(744,664,753)	(225,668,735)
Net increase/(decrease) in PC’s outstanding	299,551,853	(9,937,679)

See accompanying notes to financial statements.

Money Market Portfolio
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2016	December 31, 2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$732,123	$206,272
Net realized gain on securities sold	5,697	39,250
Net change in unrealized appreciation on securities	2,287	—
Net increase in net assets resulting from operations	740,107	245,522

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0032 and $0.0007 per PC, respectively	(739,820)	(243,272)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(739,820)	(243,272)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	1,547,396,129	1,825,378,890
Reinvestment of dividends	512,177	186,121
Cost of PCs repurchased	(1,705,173,380)	(2,170,108,857)
Net decrease in net assets resulting from capital transactions	(157,265,074)	(344,543,846)
Total decrease in net assets	(157,264,787)	(344,541,596)

NET ASSETS:
Beginning of year	194,734,882	539,276,478
End of year	$37,470,095	$194,734,882
Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	1,547,383,231	1,825,378,890
Reinvestments of dividends	512,172	186,121
PCs repurchased	(1,705,152,591)	(2,170,108,857)
Net decrease in PC’s outstanding	(157,257,188)	(344,543,846)

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2016	December 31, 2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$131,514	$102,188
Net realized gain on securities sold	5,841	87,630
Net change in unrealized appreciation/(depreciation) on securities	187,049	(85,149)
Net increase in net assets resulting from operations	324,404	104,669

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0218 and $0.0181 per PC, respectively	(102,209)	(89,062)
From net realized capital gains $0.0027 and $0.0151 per PC, respectively	(10,859)	(68,080)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(113,068)	(157,142)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	23,773,328	36,591,660
Reinvestment of dividends	89,120	117,642
Cost of PCs repurchased	(28,496,736)	(69,599,811)
Net decrease in net assets resulting from capital transactions	(4,634,288)	(32,890,509)
Total decrease in net assets	(4,422,952)	(32,942,982)

NET ASSETS:
Beginning of year	45,060,561	78,003,543
End of year	$40,637,609	$45,060,561
Accumulated undistributed net investment loss	$(13,467)	$(42,772)

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	2,375,554	3,658,761
Reinvestments of dividends	8,901	11,782
PCs repurchased	(2,844,486)	(6,961,739)
Net decrease in PC’s outstanding	(460,031)	(3,291,196)

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2016	December 31, 2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,039,119	$1,219,695
Net realized gain on securities sold	675,531	26,166
Net change in unrealized depreciation on securities	(458,871)	(215,729)
Net increase in net assets resulting from operations	2,255,779	1,030,132

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0810 and $0.0606 per PC, respectively	(2,013,102)	(1,321,725)
From net realized capital gains $0.0393 and $0.0000 per PC, respectively	(369,085)	—
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(2,382,187)	(1,321,725)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	63,960,291	516,963,437
Reinvestment of dividends	2,180,968	1,246,653
Cost of PCs repurchased	(431,600,330)	(238,164,137)
Net increase/(decrease) in net assets resulting from capital transactions	(365,459,071)	280,045,953
Total increase/(decrease) in net assets	(365,585,479)	279,754,360

NET ASSETS:
Beginning of year	458,731,761	178,977,401
End of year	$93,146,282	$458,731,761
Accumulated undistributed net investment loss	$—	$(74,159)

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	6,421,052	51,946,544
Reinvestments of dividends	219,259	125,135
PCs repurchased	(43,346,932)	(23,907,543)
Net increase/(decrease) in PC’s outstanding	(36,706,621)	28,164,136

See accompanying notes to financial statements.

Government Portfolio

(formerly known as Government/REPO Portfolio)

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0022	0.0002	0.0001	0.0003	0.0009
Net Realized Gain (Loss) on Investments	—	—	—	—	—
Total From Investment Operations	0.0022	0.0002	0.0001	0.0003	0.0009

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0022)	(0.0002)	(0.0001)	(0.0003)	(0.0009)
Total Dividends and Distributions	(0.0022)	(0.0002)	(0.0001)	(0.0003)	(0.0009)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.22%	0.02%	0.01%	0.03%	0.09%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$401,662	$102,110	$112,048	$129,306	$208,905

Ratio of Net Expenses to Average Net Assets (1)	0.10%	0.07%	0.05%	0.06%	0.10%

Ratio of Net Investment Income to Average Net Assets (2)	0.23%	0.02%	0.01%	0.03%	0.09%

(1)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.31%, 0.34%, 0.32%, 0.30% and 0.29% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(2)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 0.02%, (0.25)%, (0.26)%, (0.21)% and (0.10)% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statement.

Money Market Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year Ended 12/31/16*	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12
Net Asset Value, Beginning of Year	$1.0000	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0030	0.0006	0.0003	0.0004	0.001
Net Realized Gain (Loss) on Investments	0.0001	0.0001	—	—	—
Total From Investment Operations	0.0031	0.0007	0.0003	0.0004	0.001

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0032)	(0.0007)	(0.0003)	(0.0004)	(0.001)
Total Dividends and Distributions	(0.0032)	(0.0007)	(0.0003)	(0.0004)	(0.001)
Net Asset Value, End of Year	$0.9999	$1.00	$1.00	$1.00	$1.00
Total Return	0.32%	0.07%	0.03%	0.04%	0.11%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$37,470	$194,735	$539,276	$586,404	$839,926

Ratio of Net Expenses to Average Net Assets (1)	0.18%	0.17%	0.17%	0.18%	0.18%

Ratio of Net Investment Income to Average Net Assets (2)	0.29%	0.05%	0.02%	0.03%	0.11%

*                 Beginning October 11, 2016, the Money Market Portfolio transacts at a floating NAV per share that uses four decimal-place precision. (See Note 2)

(1)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.33%, 0.31%, 0.27%, 0.25% and 0.23% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(2)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 0.14%, (0.08)%, (0.09)%, (0.04)% and 0.05% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statement.

Ultrashort Duration Government Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	For the Period March 7, 2012* to December 31, 2012
Net Asset Value, Beginning of Period	$9.97	$9.99	$9.98	$10.02	$10.00

Investment Operations:
Net Investment Income (1)	0.03	0.02	0.02	0.02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.03	— (2)	0.01	(0.04)	0.05
Total From Investment Operations	0.06	0.02	0.03	(0.02)	0.08

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.02)	(0.02)	(0.02)	(0.02)	(0.05)
Net Realized Capital Gains	— (2)	(0.02)	—	— (2)	(0.01)
Total Dividends and Distributions	(0.02)	(0.04)	(0.02)	(0.02)	(0.06)
Net Asset Value, End of Period	$10.01	$9.97	$9.99	$9.98	$10.02
Total Return	0.65%	0.13%	0.18%	(0.08)%	0.83	%**

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$40,638	$45,061	$78,004	$75,660	$72,866

Ratio of Net Expenses to Average Net Assets (3)	0.40%	0.40%	0.40%	0.40%	0.40	%***

Ratio of Net Investment Income to Average Net Assets (4)	0.26%	0.19%	0.15%	0.23%	0.36	%***

Portfolio turnover rate	73%	88%	69%	76%	85	%**

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Less than $0.01 per share.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.61%, 0.61%, 0.58%, 0.56% and 0.59% annualized for the years ended December 31, 2016, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

(4)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 0.05%, (0.02)%, (0.02)%, 0.07% and 0.17% annualized for the years ended December 31, 2016, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	For the Period March 6, 2012* to December 31, 2012
Net Asset Value, Beginning of Period	$9.94	$9.96	$9.97	$10.01	$10.00

Investment Operations:
Net Investment Income (1)	0.08	0.06	0.03	0.05	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)	(0.02)	—	(0.02)	0.02
Total From Investment Operations	0.07	0.04	0.03	0.03	0.08

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.08)	(0.06)	(0.04)	(0.05)	(0.06)
Net Realized Capital Gains	(0.04)	—	— (2)	(0.02)	(0.01)
Total Dividends and Distributions	(0.12)	(0.06)	(0.04)	(0.07)	(0.07)
Net Asset Value, End of Period	$9.89	$9.94	$9.96	$9.97	$10.01
Total Return	0.61%	0.51%	0.28%	0.28%	0.79	%**

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$93,146	$458,732	$178,977	$105,713	$115,470

Ratio of Net Expenses to Average Net Assets (3)	0.35%	0.36%	0.36%	0.40%	0.40	%***

Ratio of Net Investment Income to Average Net Assets (4)	0.79%	0.56%	0.31%	0.56%	0.74	%***

Portfolio turnover rate	116%	160%	59%	132%	50	%**

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Less than $0.01 per share.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.39%, 0.41%, 0.43%, 0.54% and 0.48% annualized for the years ended December 31, 2016, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

(4)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average net assets would have been 0.74%, 0.51%, 0.24%, 0.42% and 0.66% annualized for the years ended December 31, 2016, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements
December 31, 2016

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company and follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The Fund consists of four separate diversified portfolios: the Government Portfolio (formerly the Government/REPO Portfolio), the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

Government Portfolio — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations, and bank and commercial obligations.

Ultrashort Duration Government Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in U.S. Government securities and U.S. Government agency securities.

Ultrashort Duration Bond Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in a diversified portfolio of investment-grade debt securities.

Indemnification

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which Participation Certificates (“PC”) are held.

In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Portfolio Valuation: The Ultrashort Duration Government Portfolio’s and the Ultrashort Duration Bond Portfolio’s net asset values are calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open based on prices at the time of the close of regular trading (each a “Business Day”). Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications (“Market-Based Prices”). Fixed income securities acquired with remaining maturities of 60 days or less may be valued using the amortized cost method, subject to the Board’s determination that such valuations represent the securities’ fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts or premiums in the purchase price will adjust the security’s valuation until effective maturity or sale of the security.

Investments in other open-end management investment companies, if held, are valued based on the net asset values (“NAV”) of the management investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which govern the operations of the Government Portfolio  and  Money  Market  Portfolio.  The  amended  rules  effectively  created  three  categories  of  money  market

Plan Investment Fund, Inc.

Notes to Financial Statements
December 31, 2016
(Continued)

funds: Government, Retail and Institutional. Under the amended rules, Government and Retail money market funds may continue to seek to transact at a stable $1.00 NAV per share and use amortized cost to value their portfolio holdings. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimals $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds have adopted policies and procedures to permit the Fund’s Board to impose liquidity fees or redemption gates under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) may continue to use amortized cost which approximates fair value, to value its portfolio securities and seek to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

The Money Market Portfolio operates as an Institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes current market-based prices to value its portfolio holdings and, as of October 11, 2016, transacts at a floating NAV per PC that uses four decimal place precision (e.g. $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the Board’s determination that such valuations represent the securities’ fair value); and (3) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, if the Fund’s Board determines such liquidity fees or redemption gates are in the best interests of the Money Market Portfolio. The Money Market Portfolio has opted to calculate its NAV three times daily at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on an accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government Portfolio and the Money Market Portfolio intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short- term capital loss) realized by the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, after deducting any available capital loss carryovers, are declared and paid to their Participation Certificate holders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios for the period January 1, 2016 through December 31, 2016 were from ordinary income and capital gain income for U.S. tax purposes.

Repurchase Agreements: Each Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement with financial institutions such as banks and broker-dealers, subject to the seller’s agreement to repurchase the subject security at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The seller under a

Plan Investment Fund, Inc.

Notes to Financial Statements
December 31, 2016
(Continued)

repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. The collateral consists of U.S. Government and U.S. Government agency securities, the market value of which, on a daily basis, including any accrued interest, is equal to at least 100% of the purchase price of the securities subject to the agreement plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreements, both parties have the right to set-off. If the seller defaults or enters into insolvency proceeding, realization of the collateral by the company may be delayed or limited. As of December 31, 2016, the Portfolios held repurchase agreements, which are included under Repurchase Agreements, at amortized cost, which approximates fair value in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios received for each of these agreements exceeded the value of each repurchase agreement at December 31, 2016 and is disclosed in the Schedules of Investments.

Expenses: Expenses are recorded on an accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•              Level 1 – quoted prices in active markets for identical securities

•              Level 2 – other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•              Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio, Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer  quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. A summary of the inputs used to value the Portfolios’ net assets as of December 31, 2016 is provided below. Securities held within the Government Portfolio are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2016	Price	Inputs	Inputs
Government Portfolio
Investments in Securities*	$401,181,268	$—	$401,181,268	$—

Plan Investment Fund, Inc.

Notes to Financial Statements
December 31, 2016
(Continued)

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2016	Price	Inputs	Inputs
Money Market Portfolio
Investments in Securities*	$37,542,609	$—	$37,542,609	$—

Ultrashort Duration Government Portfolio
Investments in Securities*	$39,876,995	$—	$39,876,995	$—

Ultrashort Duration Bond Portfolio
Commercial Mortgage-Backed Securities	$2,638,051	$—	$2,583,051	$55,000
Asset-Backed Securities	39,866,654	—	39,866,654	—
Agency Obligations	10,690,927	—	10,690,927	—
Corporate Bonds	37,571,505	—	37,571,505	—
Corporate International	2,097,162	—	2,097,162	—
Sovereign
Registered Investment Company	98,276	98,276	—	—
	$92,962,575	$98,276	$92,809,299	$55,000

*  Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market quotation, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The Level 3 categorized assets listed above have been valued by an independent third party pricing service at December 31, 2016. However, the characterization as Level 3 securities was made due to the sudden price decline and illiquid nature of the securities.

For Level 3 investments using significant unobservable inputs, U.S. GAAP requires the Portfolios to present a reconciliation of the beginning and ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers between levels are based on values at the end of a period. U.S. GAAP also requires the Portfolios to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A rollforward of the Level 3 investment is presented below:

Commercial Mortgage-Backed Security
Ultrashort Duration Bond Portfolio
Value, Beginning of Year	$—
Purchases	1,000,000
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation/(Depreciation)	(945,000)
Transfers In	—
Transfers Out	—
Value, End of Year	$55,000

Plan Investment Fund, Inc.

Notes to Financial Statements
December 31, 2016
(Continued)

The amount of change in net unrealized appreciation/(depreciation) on investment in Level 3 securities still held at December 31, 2016 — ($945,000).

For the year ended December 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also Officers of the Fund. All Officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Government Portfolio’s and Money Market Portfolio’s investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the NAV and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. As compensation for its services, the Government Portfolio and the Money Market Portfolio each pay BALLC a fee, computed daily and paid monthly based upon an annualized percentage of the average net assets of each of the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government Portfolio and Money Market Portfolio so that they individually do not exceed 0.30% of each Portfolio’s average net assets for the year. BALLC and the Administrator have agreed to waive fees (“other fee waivers”) such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10% of the Portfolio’s average net assets. BALLC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 0.175% of the average net assets up to $1 billion, 0.16% of the average net assets between $1 billion and $2 billion, and 0.155% of the average net assets above $2 billion. The Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio.

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses and other fee waivers, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver, the portfolio yield for such day would be not less than 0.01%. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be not less than 0.01%. The Administrator and BALLC cannot terminate such fee waivers prior to May 1, 2017 without the consent of the Board of Trustees of the Fund.

Merganser Capital Management, LLC (“Merganser”) serves as the Ultrashort Duration Government Portfolio’s and Ultrashort Duration Bond Portfolio’s (the “Ultrashort Portfolios”) investment advisor. As compensation for Merganser’s services the Ultrashort Portfolios paid Merganser a fee, computed daily and paid monthly based on the average aggregate net assets in the Ultrashort Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, and

Plan Investment Fund, Inc.

Notes to Financial Statements
December 31, 2016
(Continued)

0.10% of amounts in excess of $500 million. Each Ultrashort Portfolio pays the prorated fee based on average net assets of the Ultrashort Portfolio’s combined net assets.

The Administrator has agreed to waive the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio so that each Portfolio’s ordinary operating expenses does not exceed 0.40% of the Portfolio’s average daily net assets for the year. Merganser has agreed to waive fees otherwise payable to it by the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Ultrashort Portfolios are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. The Administrator and Merganser cannot terminate such fee waivers prior to May 1, 2017, without the consent of the Board of Trustees of the Fund.

BALLC, Merganser and the Administrator will not recoup any previously waived fees (past or present) in any subsequent years.

As a result of the foregoing waivers, for the year ended December 31, 2016, the Administrator waived $56,289, $29,304 and $24,925 which the Administrator was entitled to as the fees for its services as Administrator for the Government Portfolio, Money Market Portfolio and Ultrashort Duration Government Portfolio, respectively. In addition, the Administrator reimbursed expenses of $9,408, $3,264 and $57,895 for the Government Portfolio, Money Market Portfolio and Ultrashort Duration Government Portfolio, respectively. BALLC waived $235,959 and $361,540 of advisory fees for the Government Portfolio and Money Market Portfolio, respectively, for the year ended December 31, 2016. Merganser waived $24,229 and $120,090 of advisory fees for the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively, for the year ended December 31, 2016.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon (BNY Mellon Investment Serving (US) Inc.) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.

Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is neither affiliated with the Administrator, BALLC, Merganser, The Bank of New York nor their affiliated companies. The Fund does not have a distribution plan (under Rule 12b-1 of the 1940 Act); accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Compliance Services Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), formerly known as Foreside Compliance Services, LLC and an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid an annual fee plus out of pocket expenses for these services related to the Fund’s compliance program.

Pursuant to a Fund CFO/Treasurer Agreement with the Fund, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides Fund Treasurer and Principal Financial Officer Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for the tax years 2013, 2014, 2015 and 2016.

Plan Investment Fund, Inc.

Notes to Financial Statements
December 31, 2016
(Continued)

In order to present net assets components on the Statements of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. Net assets were not affected by these adjustments. The following permanent differences as of December 31, 2016 are primarily attributable to the recharacterization of income and capital gain distributions, equalization and paydown reclasses.

	Undistributed	Accumulated
	Net Investment	Net Realized
Portfolio	Income/(Loss)	Gain/(Loss)	Paid-in-Capital
Government Portfolio	$—	$—	$—
Money Market Portfolio	7,697	(7,697)	—
Ultrashort Duration Government Portfolio	—	—	—
Ultrashort Duration Bond Portfolio	48,142	(279,226)	231,084

The tax character of distributions paid by the Portfolios during the years ended December 31, 2016 and 2015 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains
Government Portfolio
2016	$327,844	$—
2015	11,252	—

Money Market Portfolio
2016	$739,820	$—
2015	243,272	—

Ultrashort Duration Government Portfolio
2016	$102,209	$10,859
2015	116,023	41,119

Ultrashort Duration Bond Portfolio
2016	$2,376,198	$5,989
2015	1,321,725	—

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed		Unrealized	Other	Total
Portfolio	Ordinary Income	Long-Term Capital Gains	Capital Loss Carryforwards	Appreciation (Depreciation)	Temporary Differences	Distributable Earnings
Government Portfolio	$—	$—	$—	$—	$—	$—
Money Market Portfolio	1,450	—	—	2,287	—	3,737
Ultrashort Duration Government Portfolio	—	—	(22,678)	117,784	(13,467)	81,639
Ultrashort Duration Bond Portfolio	20,809	7,937	—	(981,150)	—	(952,404)

Other temporary differences were related to qualified late year losses deferred. For the Ultrashort Duration Government Portfolio, the $13,467 was composed of late-year ordinary losses deferral.

As of December 31, 2016, the Ultrashort Duration Government Portfolio had capital loss carryforwards of $22,678 which are long-term capital losses and have an unlimited period of capital loss carryforward.

Plan Investment Fund, Inc.

Notes to Financial Statements
December 31, 2016
(Concluded)

Note 6. Purchases and Sales of Investments

Aggregate purchases and proceeds from sales, paydowns and maturities of investment securities (other than short-term investments) for the year ended December 31, 2016 were as follows:

	Aggregate Purchases		Proceeds From Sales
Portfolio	U.S. Government	Other	U.S. Government	Other
Ultrashort Duration Government Portfolio	$19,351,735	$—	$21,911,261	$—
Ultrashort Duration Bond Portfolio	116,096,722	134,891,929	323,620,987	245,833,664

Note 7. Significant Risks

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Concentration Risk — A substantial part of the Money Market Portfolio’s assets may be directly or indirectly comprised of obligations of banks. As a result, the Portfolio may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Note 8. New Accounting Pronouncement

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. The SEC also will allow open-end funds, with the exception of money market funds, to offer swing pricing, subject to approval and review by the Board of Trustees of the Fund. The effective dates of these rules are generally not impacting the Fund until reporting periods beginning on or after June 1, 2018. Management is currently evaluating the impacts to the Fund.

In December 2016, the FASB released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the ASC, including FASB ASC Topic 820, Fair Value Measurement (“Topic 820”). The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to Topic 820 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events. Effective January 1, 2017, there is a new fee schedule for Merganser and a new fee cap for the Ultrashort Duration Bond Portfolio.

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606-4301
USA

Tel: +1 312 486 1000
Fax: +1 312 486 1486
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Invest- ment Fund, Inc. (the “Fund”), comprised of the Government Portfolio (formerly known as Government/REPO Portfolio), Money Market Portfolio, Ultrashort Duration Government Portfolio, and Ultrashort Duration Bond Portfolio, as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These finan- cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the finan- cial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accord- ingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage- ment, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the Fund’s custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Plan Investment Fund, Inc. as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

February 24, 2017

Member of
Deloitte Touche Tohmatsu Limited

Plan Investment Fund, Inc.

Trustees and Officers Disclosure
(Unaudited)

December 31, 2016

MANAGEMENT OF THE PORTFOLIOS

Trustees and Officers

The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:

Independent Trustees

Other
Trusteeships/-
				Number of	Directorships
		Term of		Portfolios in	Held by
		Office and	Principal	Fund Complex	Trustee During
Name,	Position(s)	Length of	Occupation(s)	Overseen	Past Five
Address and Age	Held with Fund	Time Served	During Past 5 Years	by Trustee	Years

W. Dennis Cronin 120 Fifth Avenue, Suite 911 Pittsburgh, PA 15222 Age 50	Trustee	Indefinite (1)	2013 to Present – Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer, Highmark Health 2012 to 2013 – Vice President, Financial Investigations, Highmark Health	Four	None

John F. Giblin 1 Cameron Hill Circle Chattanooga, TN 37402 Age 60	Trustee	Indefinite, since 2015	2012 to Present – Executive Vice President and Chief Financial Officer, BlueCross BlueShield of Tennessee, Inc.	Four	None

Robert J. Kolodgy 225 N. Michigan Ave. Chicago, IL 60601 Age 59	Chairman Trustee	Indefinite, since 2014; Indefinite, since 2011	2012 to Present – Senior Vice President of Financial Services and Government Programs and Chief Financial Officer, Blue Cross Blue Shield Association	Four	None

Alan Krigstein 1901 Market Street Philadelphia, PA 19103-1480 Age 64	Trustee	Indefinite, since 2011	2012 to Present – Executive Vice President, Chief Financial Officer and Treasurer, Independence Blue Cross	Four	None

Jeffery T. Leber 3545 Lakeland Drive Jackson MS 39232 Age 57	Trustee	Indefinite, since 2014	2012 to Present – Chief Financial Officer, Blue Cross & Blue Shield of Mississippi	Four	None

Other
Trusteeships/-
				Number of	Directorships
		Term of		Portfolios in	Held by
		Office and	Principal	Fund Complex	Trustee During
Name,	Position(s)	Length of	Occupation(s)	Overseen	Past Five
Address and Age	Held with Fund	Time Served	During Past 5 Years	by Trustee	Years

Gerard T. Mallen 300 East Randolph Street 14th Floor Chicago, IL 60601 Age 62	Trustee	Indefinite, since 2005	2012 to Present – Treasurer and Finance Division Senior Vice President, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Montana, New Mexico, Oklahoma and Texas)	Four	None

Michael J. Mizeur 2501 Faraway Drive Columbia, SC 29223 Age 47	Trustee	Indefinite (1)	2012 to Present – Executive Vice President, Chief Financial Officer and Treasurer, Blue Cross Blue Shield of South Carolina	Four	None

Michael A. Murray 50 Beale Street San Francisco, CA 94105 Age 60	Trustee	Indefinite (1)

March 2013 to Present – Senior Vice President and Chief Financial Officer, BlueShield of California;

March 2012 to March 2013 – Consultant, Hitachi;

2012 to March 2012 – Chief Financial Officer, HGST Solutions

				Four	None

Vincent P. Price 100 SW Market Street Portland, OR 97201 Age 53	Trustee	Indefinite, since 2013	2012 to Present – Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.	Four	None

Other
Trusteeships/-
				Number of	Directorships
		Term of		Portfolios in	Held by
		Office and	Principal	Fund Complex	Trustee During
Name,	Position(s)	Length of	Occupation(s)	Overseen	Past Five
Address and Age	Held with Fund	Time Served	During Past 5 Years	by Trustee	Years

Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age 57	Trustee	Indefinite, since 2010	2012 to Present- Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross Blue Shield of Alabama	Four	None

(1)                       Less than one year.

Plan Investment Fund, Inc.

Trustees and Officers Disclosure
(Unaudited)

December 31, 2016

(Concluded)

Term of
		Office(1) and	Principal
Name,	Position(s)	Length of	Occupation(s)
Address and Age	Held with Fund	Time Served	During Past 5 Years

Executive Officers

Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 48	President and Chief Executive Officer	2 Years	May 2015 to Present – Chief Financial Officer and Treasurer, BCS Financial Corporation; 2012 to May 2015 – Senior Vice President of Finance and Treasurer, BCS Financial Corporation

Alexander D. Hudson 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 33	Secretary and Anti-Money Laundering Officer	1 Year	December 2013 to Present – Director, Investment Services, BCS Financial Corporation; 2012 to December 2013 – Investment Manager, Sawdust Investment Management Corporation

Donna M. Rogers Fund Chief Compliance Officer Foreside 10 High Street, Suite 302 Boston, MA 02110 Age 50	Chief Compliance Officer	4 Years

November 2015 to Present – Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC;

2012 to November 2015 – Fund Chief Compliance Officer, Foreside Compliance Services, LLC (Foreside Financial Group)

Christopher W. Roleke Fund Principal Financial Officer Foreside 10 High Street, Suite 302 Boston, MA 02110 Age 44	Treasurer	1 Year	2012 to Present – Fund Principal Financial Officer, Foreside Management Services, LLC

(1)                       Term of office is one year.

Leadership Structure and Board of Trustees

The business and affairs of the Fund are managed under the direction of the Board of Trustees. At the present time, there are 10 Trustees serving on the Board, including the Chairman of the Board. The Chairman presides at meetings of the Board of Trustees and at meetings of Participation Certificate holders. The Chairman, Robert Kolodgy, is not an “interested person” (as defined in the Investment Company Act) of the Fund. The Board exercises risk oversight of the Fund through receiving and reviewing compliance reports from, and making inquiries of the Administrator and BlackRock Advisors, LLC and Merganser Capital Management LLC as the Portfolios’ investment advisors. These reports are prepared monthly and provided to the Board on a periodic basis. The Board also exercises risk oversight by receiving and reviewing reports at regular Board of Trustees meetings and annual reports from the Fund’s Chief Compliance Officer and making inquiries of and having meetings with the Chief Compliance Officer.

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)

December 31, 2016

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended December 31, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government Portfolio

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Six Months Ended December 31, 2016*
Actual	$1,000.00	$1,001.20	$0.50
Hypothetical (5% return before expenses)	$1,000.00	$1,024.63	$0.51

*  Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Six Months Ended December 31, 2016*
Actual	$1,000.00	$1,001.90	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.23	$0.92

*  Expenses are equal to the Portfolio’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)

December 31, 2016

(Concluded)

Ultrashort Duration Government Portfolio

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Six Months Ended December 31, 2016*
Actual	$1,000.00	$1,000.60	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03

*  Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Ultrashort Duration Bond Portfolio

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Six Months Ended December 31, 2016*
Actual	$1,000.00	$998.40	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03

*  Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Plan Investment Fund, Inc.
Fund Profile
(Unaudited)
December 31, 2016

Government Portfolio
(formerly known as Government/REPO)
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	51.4%	$206,500,000
Agency Obligations	48.5	194,681,268
Total Investments in Securities	99.9%	$401,181,268
Other Assets in excess of Liabilities	0.1%	480,534
Net Assets	100.0%	$401,661,802

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1 - 7 days	$206,500,000	51.5%
8 - 14 days	—	—
15 - 30 days	41,185,000	10.3
31 - 60 days	115,795,000	28.8
61 - 90 days	2,813,000	0.7
121 - 150 days	13,000,000	3.2
Over 151 days	22,068,000	5.5
Total Par Value	$401,361,000	100.0%

Weighted Average Maturity - 36 days

(1)       Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Government Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.
Fund Profile
(Unaudited)
December 31, 2016

Money Market Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Short Term Investments:
Repurchase Agreements	56.0%	$21,000,000
Commercial Paper - Asset Backed Securities	18.3	6,854,171
Bank Obligations - Yankee Certificates of Deposit	12.5	4,701,004
Commercial Paper - Financial Companies	6.7	2,497,167
Time Deposits	4.0	1,490,000
Bank Obligations - Certificates of Deposit	2.7	1,000,267
Total Investments in Securities	100.2%	$37,542,609
Liabilities in excess of Other Assets	(0.2)%	(72,514)
Net Assets	100.0%	$37,470,095

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1 - 7 days	$24,490,000	65.3%
8 - 14 days	2,000,000	5.3
15 - 30 days	4,358,000	11.6
31 - 60 days	2,000,000	5.3
61- 90 days	4,700,000	12.5
Total Par Value	$37,548,000	100.0%

Weighted Average Maturity - 19 days

(1)       Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Money Market Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.
Fund Profile
(Unaudited)
December 31, 2016

Ultrashort Duration Government Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Agency Obligations	51.0%	$20,717,092
U.S. Treasury Obligations	47.1	19,159,903
Total Investments in Securities	98.1%	$39,876,995
Other Assets in excess of Liabilities	1.9%	760,614
Net Assets	100.0%	$40,637,609

Ultrashort Duration Bond Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Asset-Backed Securities	42.8%	$39,866,654
Corporate Bonds	40.3	37,571,505
Agency Obligations	11.5	10,690,927
Commercial Mortgage-Backed Securities	2.8	2,638,051
Corporate International Sovereign	2.3	2,097,162
Registered Investment Company	0.1	98,276
Total Investments in Securities	99.8%	$92,962,575
Other Assets in excess of Liabilities	0.2%	183,707
Net Assets	100.0%	$93,146,282

Geographical Summary Table

Country	% of Net Assets	Market Value
United States	83.2%	$77,558,847
Canada	4.4	4,056,051
Netherlands	2.5	2,301,110
Norway	1.9	1,800,234
Switzerland	1.9	1,769,692
France	1.9	1,742,862
Japan	1.7	1,599,294
Australia	1.2	1,134,085
Korea (south)	1.1	1,000,400
Total Investments in Securities	99.8%	$92,962,575
Other Assets in excess of Liabilities	0.2%	183,707
Net Assets	100.0%	$93,146,282

Plan Investment Fund, Inc.

Other Disclosures
(Unaudited)
December 31, 2016

(Concluded)

Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

Tax Information: The Portfolios report a portion of the income dividends distributed during the fiscal year ended December 31, 2016, as U.S. Government Income as follows:

Government Portfolio 12.47%

Money Market Portfolio 3.35%

Ultrashort Duration Government Portfolio 46.68%

Ultrashort Duration Bond Portfolio 12.40%

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. For residents of California, New York and Connecticut the statutory threshold requirements were not satisfied by any fund. Due to the diversity in state and local tax law, it is recommended you consult a tax adviser as to the applicability of the information provided for your specific situation.

The long term capital gain distribution made by the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio were $10,859 and $5,989 for the year ended December 31, 2016, respectively.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Portfolios to report the maximum amount permitted under the Internal Revenue Code and the regulations there under.

2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(630) 472-7700

Plan Investment Fund 2016
Board of Trustees

W. Dennis Cronin	Gerard T. Mallen
Senior Vice President of Treasury Services,	Treasurer and Finance Division
Assistant Treasurer & Chief Risk Officer	Senior Vice President
Highmark Health	Health Care Service Corporation

John F. Giblin	Michael J. Mizeur
Executive Vice President	Executive Vice President,
and Chief Financial Officer	Chief Financial Officer & Treasurer
BlueCross BlueShield of Tennessee, Inc.	Blue Cross Blue Shield of South Carolina

Robert J. Kolodgy	Michael A. Murray
Senior Vice President of Financial Services and	Senior Vice President and
Government Programs and Chief Financial Officer	Chief Financial Officer
Blue Cross Blue Shield Association	BlueShield of California

Alan Krigstein	Vincent P. Price
Executive Vice President,	Executive Vice President
Chief Financial Officer and Treasurer	and Chief Financial Officer
Independence Blue Cross	Cambia Health Solutions, Inc.

Jeffery T. Leber	Cynthia M. Vice
Chief Financial Officer	Senior Vice President,
Blue Cross & Blue Shield of Mississippi	Chief Financial Officer and Treasurer
Blue Cross Blue Shield of Alabama

INVESTMENT ADVISORS

GOVERNMENT PORTFOLIO

AND MONEY MARKET PORTFOLIO

BlackRock Advisors, LLC
Wilmington, Delaware

ULTRASHORT DURATION GOVERNMENT PORTFOLIO
AND ULTRASHORT DURATION BOND PORTFOLIO

Merganser Capital Management, LLC
Boston, Massachusetts

DISTRIBUTOR

Foreside Fund Services, LLC
Portland, Maine

Item 2. Code of Ethics.

(a)                                 The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(b)                                 During the period covered by this report, no amendments were made to the provisions of the code of ethics referred to in 2(a) above.

(c)                                  During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Alan Krigstein, Gerard T. Mallen and Vincent P. Price, independent trustees who serve on its audit committee, qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the Fund for the fiscal years ended December 31, 2016 and 2015 for professional services rendered by the Fund’s Independent Registered Public Accounting Firm, Deloitte & Touche LLP.

	Year Ended December 31,
	2016	2015

Audit fees	$120,175	$106,850
Audit-related fees	0	30,650
Tax fees	$12,600	12,000
All other fees	0	0
Total	$132,775	$149,500

Audit fees include fees billed for professional services associated with the annual audits and filings of the Fund’s Form N-1A, Form N-CSR, Form N-SAR and Rule 17f-2 of the Investment Company Act of 1940.  Audit related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the semi-annual review of the Fund’s financial statements. Tax fees represent fees billed for services rendered for tax compliance and tax advice by the Fund’s Independent Registered Public Accounting Firm.  All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2016 and 2015 for which fees are included in the table above were pre-approved by the audit committee of the Fund.

Other Affiliate Services Required to be Pre-Approved

The audit committee of the Fund also is required to pre-approve services by the Fund’s auditor to certain affiliate entities as defined by SEC rules, including the Fund’s Advisors and any entity controlling, controlled by or under common control with the Advisors to the extent such services are determined to have a direct impact on the operations or financial reporting of the Fund. The amount of all other fees billed for services provided to the Fund’s Advisors for such services was $0 in 2016 and $0 in 2015.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the Fund, the Fund’s Advisors and all affiliates as defined by SEC rules, totaled $0 in 2016 and $0 in 2015.  The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the Independent Registered Public Accounting Firm’s independence.

Audit Committee Pre-Approval Policies

The audit committee of the Fund has adopted policies that require that each engagement of the Fund’s independent auditors to render audit or non-audit services to the Fund be pre-approved by the Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the Company.  The Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the Advisors and any entity controlling, controlled by or under common control with the Advisors that provides ongoing services to the Fund, if the engagement relates directly to the operations or financial reporting of the Fund.  The foregoing pre-approval requirements will not apply to certain non-audit services, provided the same are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 under SEC Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Audited schedule of investments is included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Code of ethics (incorporated by reference to Exhibit 10(a)(1) to the registrant’s Form N-CSR certified Shareholders Report for the period ended December 31, 2003, as filed with the SEC on March 4, 2004.)

(a)(2)                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	February 28, 2017

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Principal Financial Officer
Date:	February 28, 2017

EXHIBIT INDEX

(a)(2)                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.